Convertible Redeemable Preferred Stock and Stockholders' Equity (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Shares
Outstanding, Beginning	2,609,357	2,606,000	2,606,000	1,150,000
Granted	130,000	0	891,000	1,456,000
Exercised	(40,105)		(727,643)
Cancelled	(10,000)		(160,000)
Outstanding, Ending	2,689,252		2,609,357	2,606,000
Vested and exercisable	1,019,299
Vested and expected to vest	2,561,421
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.82	$ 0.25	$ 0.25	$ 0.06
Granted	$ 2.75		$ 1.85	$ 0.40
Exercised	$ 0.95		$ 0.14
Canceled	$ 1.85		$ 0.37
Outstanding, Ending	$ 0.91		$ 0.82	$ 0.25
Vested and exercisable	$ 0.43
Vested and expected to vest	$ 0.88
Weighted-average grant date fair value (in dollars per share)	$ 1.92		$ 1.10	$ 0.28
Remaining contractual term
Outstanding	8 years 6 months 29 days		8 years 6 months 7 days
Vested and exercisable	7 years 10 months 17 days
Vested and expected to vest	8 years 6 months 18 days
Aggregate intrinsic value of stock options outstanding and exercisable	$ 5,420
Share Based Compensation Arrangement by Share Based Payment Award Options Intrinsic Value [Abstract]
Outstanding	5,625		5,686
Vested and exercisable	2,619
Vested and expected to vest	$ 5,420